Warrants (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Jun. 30, 2025	Dec. 31, 2024	Jul. 31, 2024
Warrants [Abstract]
Purchase warrants	$ 677,130	$ 0	$ 0	$ 377,774
Warrant price decrease (in Dollars per share)		$ 0.095
Warrant price increase (in Dollars per share)			$ 0.1469
Warrant outstanding (in Shares)	2,604,667			2,541,276
Warrants expire terms	5 years			2 years
Dividing warrants	$ 30,000,000
Warrants exercise per share (in Dollars per share)				$ 0.3